FAIR VALUE MEASUREMENT - Items Measured at Fair Value on a Nonrecurring Basis (Details) - Nonrecurring - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Level 2
Items Measured at Fair Value on a Nonrecurring Basis
Loans held-for-sale	$ 3,389	$ 6,752
Other real estate owned	15	15
Loans	586	836
Total assets	3,990	7,603
Level 3
Items Measured at Fair Value on a Nonrecurring Basis
Loans held-for-sale	2,413	3,574
Other real estate owned	60	92
Loans	790	337
Total assets	3,263	4,003
Fair value
Items Measured at Fair Value on a Nonrecurring Basis
Loans held-for-sale	5,802	10,326
Other real estate owned	75	107
Loans	1,376	1,173
Total assets	$ 7,253	$ 11,606